CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A [Member] CNY (¥) shares	Common Class B [Member] CNY (¥) shares	Common Class C [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Retained Earnings (Accumulated deficit) [Member] CNY (¥)	Accumulated other comprehensive income (deficit) [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)
Balance at Dec. 31, 2014	¥ (53,306)		¥ 487	¥ 87		¥ 3,325,288	¥ 80,777	¥ (3,451,958)	¥ (3,740)	¥ (4,247)
Balance (in shares) at Dec. 31, 2014 | shares			27,552,058	2,984,775
Increase (Decrease) in Shareholders' Equity
Conversion of Class B ordinary shares to Class A ordinary shares			¥ 87	¥ (87)
Conversion of Class B ordinary shares to Class A ordinary shares (in shares) | shares			2,984,775	(2,984,775)
Exchange of Class A ordinary shares for Class C ordinary shares			¥ (90)		¥ 90
Exchange of Class A ordinary shares for Class C ordinary shares (in shares) | shares			(4,708,415)		4,708,415
Share-based compensation	50,117					50,117
Issuance of ordinary shares for restricted stock award			¥ 9			(9)
Issuance of ordinary shares for restricted stock award (in shares) | shares			484,331
Foreign currency translation adjustment	(1,215)								(1,215)
Appropriation to statutory reserves							228	(228)
Unrealized gain on investment, net of income taxes	984								984
Disposal of subsidiaries	14,929								9,084	5,845
Capital injection from minority shareholders	163									163
Non-controlling interests from reconsolidation of previously deconsolidated entities	(3,351)									(3,351)
Net income (loss)	64,356							63,739		617
Conversion of convertible loans to ordinary shares	70,146		¥ 134			70,012
Conversion of convertible loans to ordinary shares (in shares) | shares			7,244,013
Balance at Dec. 31, 2015	142,823		¥ 627		¥ 90	3,445,408	81,005	(3,388,447)	5,113	(973)
Balance (in shares) at Dec. 31, 2015 | shares			33,556,762		4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation	7,828					7,828
Issuance of ordinary shares for restricted stock award			¥ 9			(9)
Issuance of ordinary shares for restricted stock award (in shares) | shares			433,918		0
Foreign currency translation adjustment	(1,160)								(1,160)
Appropriation to statutory reserves							2	(2)
Unrealized gain on investment, net of income taxes	1,752								1,752
Capital injection from minority shareholders	796									796
Net income (loss)	(37,018)							(35,700)		(1,318)
Balance at Dec. 31, 2016	115,021		¥ 636		¥ 90	3,453,227	81,007	(3,424,149)	5,705	(1,495)
Balance (in shares) at Dec. 31, 2016 | shares			33,990,680		4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation	4,640					4,640
Issuance of ordinary shares for restricted stock award			¥ 4			(4)
Issuance of ordinary shares for restricted stock award (in shares) | shares			216,259
Foreign currency translation adjustment	3,876								3,876
Appropriation to statutory reserves							202	(202)
Unrealized gain on investment, net of income taxes	(2,705)								(2,705)
Buy-outs of non-controlling interests	(798)					(1,556)				758
Disposal of subsidiaries							(61,173)	61,173
Net income (loss)	45,925	$ 7,060						46,463		(538)
Balance at Dec. 31, 2017	¥ 165,959	$ 25,507	¥ 640		¥ 90	¥ 3,456,307	¥ 20,036	¥ (3,316,715)	¥ 6,876	¥ (1,275)
Balance (in shares) at Dec. 31, 2017 | shares			34,206,939		4,708,415